Financial Assets and Liabilities - Fair Value Movement of Contingent Consideration (Details) - Level 3 - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning of the year £’000	£ 11,459	£ 8,514
Additions £’000	16,510	14,771
Payments £'000	(2,737)	(111)
Remeasurement and discount unwind £'000	(16,817)	(10,418)
Foreign exchange impact £'000	29	(1,297)
End of the year £'000	£ 8,444	£ 11,459